Commitments and Contingencies (Details Textual) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Sep. 30, 2012
Commitments and Contingencies (Textual) [Abstract]
Recognized obligations	$ 8	$ 7		$ 6
Rent expenses for non cancelable and cancelable operating leases	$ 23	$ 22	$ 25